Shareholder Report		12 Months Ended
	Apr. 01, 2025	Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MARKET TRUST
Entity Central Index Key		0000095603
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000099688
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Class A
Trading Symbol		AAAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.17%

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 18.05% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$9,425	$10,000	$10,000	$10,000
'16	$9,524	$10,158	$10,035	$10,358
'16	$9,546	$10,215	$9,964	$10,258
'16	$9,953	$10,101	$10,171	$10,644
'16	$10,031	$10,528	$10,259	$10,839
'16	$9,852	$10,536	$10,213	$10,651
'16	$9,863	$10,592	$10,269	$10,800
'16	$9,540	$10,387	$10,228	$10,500
'16	$9,317	$10,537	$10,031	$10,335
'16	$9,459	$10,789	$10,022	$10,569
'17	$9,616	$11,049	$10,106	$10,707
'17	$9,794	$11,356	$10,153	$10,894
'17	$9,917	$11,477	$10,148	$10,893
'17	$9,995	$11,647	$10,208	$10,949
'17	$10,196	$11,893	$10,204	$11,038
'17	$10,125	$11,939	$10,107	$11,030
'17	$10,351	$12,224	$10,152	$11,338
'17	$10,464	$12,242	$10,260	$11,433
'17	$10,441	$12,516	$10,194	$11,418
'17	$10,531	$12,753	$10,216	$11,472
'17	$10,633	$13,029	$10,229	$11,634
'17	$10,847	$13,205	$10,323	$11,799
'18	$10,983	$13,903	$10,234	$11,916
'18	$10,416	$13,327	$10,135	$11,317
'18	$10,575	$13,036	$10,241	$11,408
'18	$10,779	$13,186	$10,236	$11,654
'18	$10,972	$13,269	$10,279	$11,766
'18	$11,012	$13,262	$10,320	$11,834
'18	$11,081	$13,677	$10,271	$11,905
'18	$11,081	$13,846	$10,345	$11,809
'18	$11,012	$13,923	$10,236	$11,774
'18	$10,577	$12,901	$10,089	$11,337
'18	$10,783	$13,047	$10,137	$11,448
'18	$10,265	$12,055	$10,193	$10,891
'19	$11,129	$12,993	$10,330	$11,813
'19	$11,267	$13,384	$10,329	$11,941
'19	$11,578	$13,560	$10,518	$12,216
'19	$11,578	$14,040	$10,553	$12,190
'19	$11,451	$13,230	$10,728	$11,988
'19	$11,836	$14,102	$10,820	$12,413
'19	$11,778	$14,172	$10,858	$12,357
'19	$11,871	$13,882	$11,117	$12,359
'19	$12,011	$14,177	$10,965	$12,546
'19	$12,151	$14,538	$10,993	$12,724
'19	$12,070	$14,943	$11,010	$12,600
'19	$12,464	$15,391	$11,052	$13,032
'20	$12,441	$15,297	$11,284	$12,856
'20	$11,713	$14,004	$11,440	$11,948
'20	$10,246	$12,151	$11,239	$9,993
'20	$10,880	$13,478	$11,551	$10,666
'20	$11,173	$14,129	$11,586	$10,943
'20	$11,245	$14,503	$11,716	$11,066
'20	$11,635	$15,197	$11,985	$11,401
'20	$11,954	$16,212	$12,116	$11,669
'20	$11,717	$15,653	$12,071	$11,295
'20	$11,517	$15,173	$11,993	$11,089
'20	$12,556	$17,113	$12,127	$12,197
'20	$12,926	$17,838	$12,267	$12,553
'21	$12,723	$17,661	$12,307	$12,542
'21	$13,307	$18,113	$12,109	$12,920
'21	$13,687	$18,716	$12,086	$13,313
'21	$14,378	$19,587	$12,255	$14,022
'21	$14,925	$19,869	$12,404	$14,349
'21	$14,861	$20,166	$12,479	$14,405
'21	$15,114	$20,527	$12,811	$14,688
'21	$15,198	$21,038	$12,789	$14,753
'21	$14,873	$20,164	$12,697	$14,436
'21	$15,583	$21,306	$12,841	$15,051
'21	$15,017	$20,839	$12,956	$14,511
'21	$15,958	$21,730	$12,997	$15,354
'22	$15,519	$20,580	$12,734	$15,213
'22	$15,702	$20,060	$12,843	$15,342
'22	$16,629	$20,610	$12,604	$16,199
'22	$16,141	$18,898	$12,347	$15,757
'22	$16,190	$18,912	$12,224	$15,834
'22	$14,812	$17,274	$11,837	$14,389
'22	$15,652	$18,646	$12,353	$15,204
'22	$15,113	$17,866	$12,024	$14,715
'22	$13,484	$16,205	$11,228	$13,147
'22	$13,860	$17,369	$11,368	$13,697
'22	$14,812	$18,577	$11,576	$14,596
'22	$14,380	$17,788	$11,458	$14,199
'23	$15,065	$19,046	$11,667	$14,985
'23	$14,303	$18,589	$11,507	$14,316
'23	$14,329	$19,163	$11,840	$14,287
'23	$14,545	$19,499	$11,853	$14,454
'23	$13,707	$19,304	$11,711	$13,633
'23	$14,128	$20,472	$11,672	$14,097
'23	$14,562	$21,159	$11,686	$14,605
'23	$14,090	$20,654	$11,582	$14,144
'23	$13,593	$19,763	$11,368	$13,639
'23	$13,338	$19,190	$11,286	$13,310
'23	$14,192	$20,989	$11,592	$14,224
'23	$14,710	$22,019	$11,904	$14,799
'24	$14,321	$22,283	$11,925	$14,378
'24	$14,451	$23,228	$11,797	$14,286
'24	$15,021	$23,974	$11,894	$14,820
'24	$14,541	$23,084	$11,693	$14,457
'24	$15,060	$24,115	$11,894	$14,927
'24	$14,896	$24,605	$11,988	$14,734
'24	$15,482	$25,039	$12,201	$15,266
'24	$16,042	$25,701	$12,297	$15,769
'24	$16,432	$26,171	$12,482	$16,221
'24	$16,081	$25,652	$12,258	$15,707
'24	$16,471	$26,829	$12,317	$16,046
'24	$15,488	$26,130	$12,122	$15,248
'25	$15,701	$27,052	$12,279	$15,567
'25	$16,033	$26,858	$12,547	$15,863
'25	$16,245	$25,662	$12,627	$16,087
'25	$16,312	$25,890	$12,642	$16,099
'25	$16,471	$27,422	$12,568	$16,289
'25	$16,702	$28,606	$12,688	$16,531
'25	$16,431	$28,974	$12,704	$16,415
'25	$16,865	$29,730	$12,899	$16,935
'25	$17,136	$30,686	$12,955	$17,172
'25	$16,987	$31,300	$13,001	$17,012
'25	$17,475	$31,388	$13,025	$17,503
'25	$17,471	$31,642	$12,972	$17,461
'26	$18,463	$32,350	$13,012	$18,461
'26	$19,839	$32,587	$13,182	$19,706
'26	$19,178	$30,512	$13,006	$19,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	18.05%	6.98%	7.36%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	11.27%	5.72%	6.73%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 01, 2025
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099689
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Class C
Trading Symbol		AAAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.92%

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 208
Expense Ratio, Percent		1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 17.12% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,106	$10,158	$10,035	$10,358
'16	$10,117	$10,215	$9,964	$10,258
'16	$10,553	$10,101	$10,171	$10,644
'16	$10,624	$10,528	$10,259	$10,839
'16	$10,423	$10,536	$10,213	$10,651
'16	$10,435	$10,592	$10,269	$10,800
'16	$10,080	$10,387	$10,228	$10,500
'16	$9,843	$10,537	$10,031	$10,335
'16	$9,985	$10,789	$10,022	$10,569
'17	$10,139	$11,049	$10,106	$10,707
'17	$10,328	$11,356	$10,153	$10,894
'17	$10,447	$11,477	$10,148	$10,893
'17	$10,530	$11,647	$10,208	$10,949
'17	$10,719	$11,893	$10,204	$11,038
'17	$10,647	$11,939	$10,107	$11,030
'17	$10,874	$12,224	$10,152	$11,338
'17	$10,993	$12,242	$10,260	$11,433
'17	$10,958	$12,516	$10,194	$11,418
'17	$11,041	$12,753	$10,216	$11,472
'17	$11,137	$13,029	$10,229	$11,634
'17	$11,352	$13,205	$10,323	$11,799
'18	$11,495	$13,903	$10,234	$11,916
'18	$10,898	$13,327	$10,135	$11,317
'18	$11,053	$13,036	$10,241	$11,408
'18	$11,256	$13,186	$10,236	$11,654
'18	$11,459	$13,269	$10,279	$11,766
'18	$11,492	$13,262	$10,320	$11,834
'18	$11,552	$13,677	$10,271	$11,905
'18	$11,540	$13,846	$10,345	$11,809
'18	$11,468	$13,923	$10,236	$11,774
'18	$11,011	$12,901	$10,089	$11,337
'18	$11,215	$13,047	$10,137	$11,448
'18	$10,669	$12,055	$10,193	$10,891
'19	$11,560	$12,993	$10,330	$11,813
'19	$11,693	$13,384	$10,329	$11,941
'19	$12,006	$13,560	$10,518	$12,216
'19	$12,006	$14,040	$10,553	$12,190
'19	$11,873	$13,230	$10,728	$11,988
'19	$12,251	$14,102	$10,820	$12,413
'19	$12,190	$14,172	$10,858	$12,357
'19	$12,276	$13,882	$11,117	$12,359
'19	$12,422	$14,177	$10,965	$12,546
'19	$12,543	$14,538	$10,993	$12,724
'19	$12,458	$14,943	$11,010	$12,600
'19	$12,860	$15,391	$11,052	$13,032
'20	$12,824	$15,297	$11,284	$12,856
'20	$12,069	$14,004	$11,440	$11,948
'20	$10,558	$12,151	$11,239	$9,993
'20	$11,192	$13,478	$11,551	$10,666
'20	$11,496	$14,129	$11,586	$10,943
'20	$11,548	$14,503	$11,716	$11,066
'20	$11,952	$15,197	$11,985	$11,401
'20	$12,270	$16,212	$12,116	$11,669
'20	$12,025	$15,653	$12,071	$11,295
'20	$11,805	$15,173	$11,993	$11,089
'20	$12,857	$17,113	$12,127	$12,197
'20	$13,238	$17,838	$12,267	$12,553
'21	$13,018	$17,661	$12,307	$12,542
'21	$13,606	$18,113	$12,109	$12,920
'21	$13,998	$18,716	$12,086	$13,313
'21	$14,685	$19,587	$12,255	$14,022
'21	$15,236	$19,869	$12,404	$14,349
'21	$15,165	$20,166	$12,479	$14,405
'21	$15,400	$20,527	$12,811	$14,688
'21	$15,487	$21,038	$12,789	$14,753
'21	$15,140	$20,164	$12,697	$14,436
'21	$15,858	$21,306	$12,841	$15,051
'21	$15,264	$20,839	$12,956	$14,511
'21	$16,211	$21,730	$12,997	$15,354
'22	$15,762	$20,580	$12,734	$15,213
'22	$15,937	$20,060	$12,843	$15,342
'22	$16,871	$20,610	$12,604	$16,199
'22	$16,361	$18,898	$12,347	$15,757
'22	$16,398	$18,912	$12,224	$15,834
'22	$14,995	$17,274	$11,837	$14,389
'22	$15,839	$18,646	$12,353	$15,204
'22	$15,277	$17,866	$12,024	$14,715
'22	$13,615	$16,205	$11,228	$13,147
'22	$13,985	$17,369	$11,368	$13,697
'22	$14,944	$18,577	$11,576	$14,596
'22	$14,508	$17,788	$11,458	$14,199
'23	$15,190	$19,046	$11,667	$14,985
'23	$14,418	$18,589	$11,507	$14,316
'23	$14,431	$19,163	$11,840	$14,287
'23	$14,637	$19,499	$11,853	$14,454
'23	$13,787	$19,304	$11,711	$13,633
'23	$14,200	$20,472	$11,672	$14,097
'23	$14,613	$21,159	$11,686	$14,605
'23	$14,136	$20,654	$11,582	$14,144
'23	$13,632	$19,763	$11,368	$13,639
'23	$13,361	$19,190	$11,286	$13,310
'23	$14,226	$20,989	$11,592	$14,224
'23	$14,730	$22,019	$11,904	$14,799
'24	$14,325	$22,283	$11,925	$14,378
'24	$14,443	$23,228	$11,797	$14,286
'24	$15,004	$23,974	$11,894	$14,820
'24	$14,521	$23,084	$11,693	$14,457
'24	$15,030	$24,115	$11,894	$14,927
'24	$14,849	$24,605	$11,988	$14,734
'24	$15,425	$25,039	$12,201	$15,266
'24	$15,974	$25,701	$12,297	$15,769
'24	$16,354	$26,171	$12,482	$16,221
'24	$16,001	$25,652	$12,258	$15,707
'24	$16,380	$26,829	$12,317	$16,046
'24	$15,388	$26,130	$12,122	$15,248
'25	$15,587	$27,052	$12,279	$15,567
'25	$15,918	$26,858	$12,547	$15,863
'25	$16,117	$25,662	$12,627	$16,087
'25	$16,156	$25,890	$12,642	$16,099
'25	$16,315	$27,422	$12,568	$16,289
'25	$16,525	$28,606	$12,688	$16,531
'25	$16,258	$28,974	$12,704	$16,415
'25	$16,672	$29,730	$12,899	$16,935
'25	$16,926	$30,686	$12,955	$17,172
'25	$16,766	$31,300	$13,001	$17,012
'25	$17,247	$31,388	$13,025	$17,503
'25	$17,226	$31,642	$12,972	$17,461
'26	$18,206	$32,350	$13,012	$18,461
'26	$19,547	$32,587	$13,182	$19,706
'26	$18,877	$30,512	$13,006	$19,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	17.12%	6.16%	6.56%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	16.12%	6.16%	6.56%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 01, 2025
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000101767
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Class R
Trading Symbol		AAAQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.42%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 17.71% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class R	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,093	$10,158	$10,035	$10,358
'16	$10,116	$10,215	$9,964	$10,258
'16	$10,551	$10,101	$10,171	$10,644
'16	$10,634	$10,528	$10,259	$10,839
'16	$10,446	$10,536	$10,213	$10,651
'16	$10,446	$10,592	$10,269	$10,800
'16	$10,105	$10,387	$10,228	$10,500
'16	$9,871	$10,537	$10,031	$10,335
'16	$10,013	$10,789	$10,022	$10,569
'17	$10,178	$11,049	$10,106	$10,707
'17	$10,365	$11,356	$10,153	$10,894
'17	$10,495	$11,477	$10,148	$10,893
'17	$10,565	$11,647	$10,208	$10,949
'17	$10,776	$11,893	$10,204	$11,038
'17	$10,707	$11,939	$10,107	$11,030
'17	$10,944	$12,224	$10,152	$11,338
'17	$11,051	$12,242	$10,260	$11,433
'17	$11,039	$12,516	$10,194	$11,418
'17	$11,122	$12,753	$10,216	$11,472
'17	$11,229	$13,029	$10,229	$11,634
'17	$11,444	$13,205	$10,323	$11,799
'18	$11,587	$13,903	$10,234	$11,916
'18	$10,992	$13,327	$10,135	$11,317
'18	$11,159	$13,036	$10,241	$11,408
'18	$11,373	$13,186	$10,236	$11,654
'18	$11,575	$13,269	$10,279	$11,766
'18	$11,611	$13,262	$10,320	$11,834
'18	$11,683	$13,677	$10,271	$11,905
'18	$11,671	$13,846	$10,345	$11,809
'18	$11,611	$13,923	$10,236	$11,774
'18	$11,143	$12,901	$10,089	$11,337
'18	$11,359	$13,047	$10,137	$11,448
'18	$10,807	$12,055	$10,193	$10,891
'19	$11,711	$12,993	$10,330	$11,813
'19	$11,856	$13,384	$10,329	$11,941
'19	$12,181	$13,560	$10,518	$12,216
'19	$12,181	$14,040	$10,553	$12,190
'19	$12,048	$13,230	$10,728	$11,988
'19	$12,444	$14,102	$10,820	$12,413
'19	$12,383	$14,172	$10,858	$12,357
'19	$12,481	$13,882	$11,117	$12,359
'19	$12,627	$14,177	$10,965	$12,546
'19	$12,761	$14,538	$10,993	$12,724
'19	$12,676	$14,943	$11,010	$12,600
'19	$13,101	$15,391	$11,052	$13,032
'20	$13,064	$15,297	$11,284	$12,856
'20	$12,293	$14,004	$11,440	$11,948
'20	$10,762	$12,151	$11,239	$9,993
'20	$11,411	$13,478	$11,551	$10,666
'20	$11,729	$14,129	$11,586	$10,943
'20	$11,785	$14,503	$11,716	$11,066
'20	$12,204	$15,197	$11,985	$11,401
'20	$12,524	$16,212	$12,116	$11,669
'20	$12,290	$15,653	$12,071	$11,295
'20	$12,068	$15,173	$11,993	$11,089
'20	$13,152	$17,113	$12,127	$12,197
'20	$13,537	$17,838	$12,267	$12,553
'21	$13,326	$17,661	$12,307	$12,542
'21	$13,933	$18,113	$12,109	$12,920
'21	$14,330	$18,716	$12,086	$13,313
'21	$15,036	$19,587	$12,255	$14,022
'21	$15,618	$19,869	$12,404	$14,349
'21	$15,542	$20,166	$12,479	$14,405
'21	$15,805	$20,527	$12,811	$14,688
'21	$15,892	$21,038	$12,789	$14,753
'21	$15,554	$20,164	$12,697	$14,436
'21	$16,281	$21,306	$12,841	$15,051
'21	$15,680	$20,839	$12,956	$14,511
'21	$16,665	$21,730	$12,997	$15,354
'22	$16,210	$20,580	$12,734	$15,213
'22	$16,399	$20,060	$12,843	$15,342
'22	$17,361	$20,610	$12,604	$16,199
'22	$16,842	$18,898	$12,347	$15,757
'22	$16,893	$18,912	$12,224	$15,834
'22	$15,455	$17,274	$11,837	$14,389
'22	$16,326	$18,646	$12,353	$15,204
'22	$15,754	$17,866	$12,024	$14,715
'22	$14,051	$16,205	$11,228	$13,147
'22	$14,441	$17,369	$11,368	$13,697
'22	$15,442	$18,577	$11,576	$14,596
'22	$14,992	$17,788	$11,458	$14,199
'23	$15,689	$19,046	$11,667	$14,985
'23	$14,900	$18,589	$11,507	$14,316
'23	$14,926	$19,163	$11,840	$14,287
'23	$15,137	$19,499	$11,853	$14,454
'23	$14,269	$19,304	$11,711	$13,633
'23	$14,710	$20,472	$11,672	$14,097
'23	$15,146	$21,159	$11,686	$14,605
'23	$14,644	$20,654	$11,582	$14,144
'23	$14,130	$19,763	$11,368	$13,639
'23	$13,866	$19,190	$11,286	$13,310
'23	$14,763	$20,989	$11,592	$14,224
'23	$15,284	$22,019	$11,904	$14,799
'24	$14,870	$22,283	$11,925	$14,378
'24	$15,003	$23,228	$11,797	$14,286
'24	$15,592	$23,974	$11,894	$14,820
'24	$15,097	$23,084	$11,693	$14,457
'24	$15,632	$24,115	$11,894	$14,927
'24	$15,454	$24,605	$11,988	$14,734
'24	$16,059	$25,039	$12,201	$15,266
'24	$16,636	$25,701	$12,297	$15,769
'24	$17,053	$26,171	$12,482	$16,221
'24	$16,677	$25,652	$12,258	$15,707
'24	$17,080	$26,829	$12,317	$16,046
'24	$16,052	$26,130	$12,122	$15,248
'25	$16,271	$27,052	$12,279	$15,567
'25	$16,627	$26,858	$12,547	$15,863
'25	$16,832	$25,662	$12,627	$16,087
'25	$16,886	$25,890	$12,642	$16,099
'25	$17,050	$27,422	$12,568	$16,289
'25	$17,288	$28,606	$12,688	$16,531
'25	$17,010	$28,974	$12,704	$16,415
'25	$17,455	$29,730	$12,899	$16,935
'25	$17,733	$30,686	$12,955	$17,172
'25	$17,566	$31,300	$13,001	$17,012
'25	$18,080	$31,388	$13,025	$17,503
'25	$18,061	$31,642	$12,972	$17,461
'26	$19,097	$32,350	$13,012	$18,461
'26	$20,513	$32,587	$13,182	$19,706
'26	$19,812	$30,512	$13,006	$19,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	17.71%	6.69%	7.08%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 01, 2025
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.47% to 1.39%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.47% to 1.39%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000151995
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Class R6
Trading Symbol		AAAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.89%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 18.36% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,106	$10,158	$10,035	$10,358
'16	$10,129	$10,215	$9,964	$10,258
'16	$10,572	$10,101	$10,171	$10,644
'16	$10,656	$10,528	$10,259	$10,839
'16	$10,477	$10,536	$10,213	$10,651
'16	$10,489	$10,592	$10,269	$10,800
'16	$10,143	$10,387	$10,228	$10,500
'16	$9,917	$10,537	$10,031	$10,335
'16	$10,056	$10,789	$10,022	$10,569
'17	$10,235	$11,049	$10,106	$10,707
'17	$10,427	$11,356	$10,153	$10,894
'17	$10,559	$11,477	$10,148	$10,893
'17	$10,642	$11,647	$10,208	$10,949
'17	$10,846	$11,893	$10,204	$11,038
'17	$10,789	$11,939	$10,107	$11,030
'17	$11,031	$12,224	$10,152	$11,338
'17	$11,152	$12,242	$10,260	$11,433
'17	$11,140	$12,516	$10,194	$11,418
'17	$11,225	$12,753	$10,216	$11,472
'17	$11,334	$13,029	$10,229	$11,634
'17	$11,563	$13,205	$10,323	$11,799
'18	$11,709	$13,903	$10,234	$11,916
'18	$11,111	$13,327	$10,135	$11,317
'18	$11,282	$13,036	$10,241	$11,408
'18	$11,502	$13,186	$10,236	$11,654
'18	$11,721	$13,269	$10,279	$11,766
'18	$11,759	$13,262	$10,320	$11,834
'18	$11,833	$13,677	$10,271	$11,905
'18	$11,833	$13,846	$10,345	$11,809
'18	$11,772	$13,923	$10,236	$11,774
'18	$11,304	$12,901	$10,089	$11,337
'18	$11,525	$13,047	$10,137	$11,448
'18	$10,977	$12,055	$10,193	$10,891
'19	$11,896	$12,993	$10,330	$11,813
'19	$12,045	$13,384	$10,329	$11,941
'19	$12,381	$13,560	$10,518	$12,216
'19	$12,393	$14,040	$10,553	$12,190
'19	$12,256	$13,230	$10,728	$11,988
'19	$12,666	$14,102	$10,820	$12,413
'19	$12,616	$14,172	$10,858	$12,357
'19	$12,717	$13,882	$11,117	$12,359
'19	$12,868	$14,177	$10,965	$12,546
'19	$13,019	$14,538	$10,993	$12,724
'19	$12,931	$14,943	$11,010	$12,600
'19	$13,370	$15,391	$11,052	$13,032
'20	$13,332	$15,297	$11,284	$12,856
'20	$12,558	$14,004	$11,440	$11,948
'20	$10,998	$12,151	$11,239	$9,993
'20	$11,670	$13,478	$11,551	$10,666
'20	$11,987	$14,129	$11,586	$10,943
'20	$12,060	$14,503	$11,716	$11,066
'20	$12,494	$15,197	$11,985	$11,401
'20	$12,826	$16,212	$12,116	$11,669
'20	$12,584	$15,653	$12,071	$11,295
'20	$12,366	$15,173	$11,993	$11,089
'20	$13,491	$17,113	$12,127	$12,197
'20	$13,892	$17,838	$12,267	$12,553
'21	$13,686	$17,661	$12,307	$12,542
'21	$14,318	$18,113	$12,109	$12,920
'21	$14,731	$18,716	$12,086	$13,313
'21	$15,466	$19,587	$12,255	$14,022
'21	$16,072	$19,869	$12,404	$14,349
'21	$16,000	$20,166	$12,479	$14,405
'21	$16,274	$20,527	$12,811	$14,688
'21	$16,378	$21,038	$12,789	$14,753
'21	$16,039	$20,164	$12,697	$14,436
'21	$16,796	$21,306	$12,841	$15,051
'21	$16,182	$20,839	$12,956	$14,511
'21	$17,218	$21,730	$12,997	$15,354
'22	$16,754	$20,580	$12,734	$15,213
'22	$16,952	$20,060	$12,843	$15,342
'22	$17,960	$20,610	$12,604	$16,199
'22	$17,430	$18,898	$12,347	$15,757
'22	$17,483	$18,912	$12,224	$15,834
'22	$15,994	$17,274	$11,837	$14,389
'22	$16,921	$18,646	$12,353	$15,204
'22	$16,335	$17,866	$12,024	$14,715
'22	$14,576	$16,205	$11,228	$13,147
'22	$14,985	$17,369	$11,368	$13,697
'22	$16,021	$18,577	$11,576	$14,596
'22	$15,560	$17,788	$11,458	$14,199
'23	$16,308	$19,046	$11,667	$14,985
'23	$15,491	$18,589	$11,507	$14,316
'23	$15,519	$19,163	$11,840	$14,287
'23	$15,754	$19,499	$11,853	$14,454
'23	$14,854	$19,304	$11,711	$13,633
'23	$15,312	$20,472	$11,672	$14,097
'23	$15,785	$21,159	$11,686	$14,605
'23	$15,270	$20,654	$11,582	$14,144
'23	$14,741	$19,763	$11,368	$13,639
'23	$14,463	$19,190	$11,286	$13,310
'23	$15,409	$20,989	$11,592	$14,224
'23	$15,969	$22,019	$11,904	$14,799
'24	$15,544	$22,283	$11,925	$14,378
'24	$15,686	$23,228	$11,797	$14,286
'24	$16,310	$23,974	$11,894	$14,820
'24	$15,799	$23,084	$11,693	$14,457
'24	$16,367	$24,115	$11,894	$14,927
'24	$16,199	$24,605	$11,988	$14,734
'24	$16,827	$25,039	$12,201	$15,266
'24	$17,454	$25,701	$12,297	$15,769
'24	$17,882	$26,171	$12,482	$16,221
'24	$17,497	$25,652	$12,258	$15,707
'24	$17,939	$26,829	$12,317	$16,046
'24	$16,857	$26,130	$12,122	$15,248
'25	$17,091	$27,052	$12,279	$15,567
'25	$17,470	$26,858	$12,547	$15,863
'25	$17,704	$25,662	$12,627	$16,087
'25	$17,777	$25,890	$12,642	$16,099
'25	$17,952	$27,422	$12,568	$16,289
'25	$18,210	$28,606	$12,688	$16,531
'25	$17,926	$28,974	$12,704	$16,415
'25	$18,405	$29,730	$12,899	$16,935
'25	$18,704	$30,686	$12,955	$17,172
'25	$18,539	$31,300	$13,001	$17,012
'25	$19,077	$31,388	$13,025	$17,503
'25	$19,076	$31,642	$12,972	$17,461
'26	$20,175	$32,350	$13,012	$18,461
'26	$21,672	$32,587	$13,182	$19,706
'26	$20,954	$30,512	$13,006	$19,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	18.36%	7.30%	7.68%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]
C000099690
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Class S
Trading Symbol		AAASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.02%

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 18.16% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,094	$10,158	$10,035	$10,358
'16	$10,118	$10,215	$9,964	$10,258
'16	$10,555	$10,101	$10,171	$10,644
'16	$10,638	$10,528	$10,259	$10,839
'16	$10,459	$10,536	$10,213	$10,651
'16	$10,471	$10,592	$10,269	$10,800
'16	$10,126	$10,387	$10,228	$10,500
'16	$9,900	$10,537	$10,031	$10,335
'16	$10,040	$10,789	$10,022	$10,569
'17	$10,207	$11,049	$10,106	$10,707
'17	$10,399	$11,356	$10,153	$10,894
'17	$10,530	$11,477	$10,148	$10,893
'17	$10,614	$11,647	$10,208	$10,949
'17	$10,829	$11,893	$10,204	$11,038
'17	$10,756	$11,939	$10,107	$11,030
'17	$10,998	$12,224	$10,152	$11,338
'17	$11,118	$12,242	$10,260	$11,433
'17	$11,094	$12,516	$10,194	$11,418
'17	$11,191	$12,753	$10,216	$11,472
'17	$11,300	$13,029	$10,229	$11,634
'17	$11,529	$13,205	$10,323	$11,799
'18	$11,675	$13,903	$10,234	$11,916
'18	$11,067	$13,327	$10,135	$11,317
'18	$11,237	$13,036	$10,241	$11,408
'18	$11,468	$13,186	$10,236	$11,654
'18	$11,675	$13,269	$10,279	$11,766
'18	$11,710	$13,262	$10,320	$11,834
'18	$11,783	$13,677	$10,271	$11,905
'18	$11,783	$13,846	$10,345	$11,809
'18	$11,722	$13,923	$10,236	$11,774
'18	$11,256	$12,901	$10,089	$11,337
'18	$11,476	$13,047	$10,137	$11,448
'18	$10,933	$12,055	$10,193	$10,891
'19	$11,848	$12,993	$10,330	$11,813
'19	$11,996	$13,384	$10,329	$11,941
'19	$12,330	$13,560	$10,518	$12,216
'19	$12,330	$14,040	$10,553	$12,190
'19	$12,194	$13,230	$10,728	$11,988
'19	$12,611	$14,102	$10,820	$12,413
'19	$12,548	$14,172	$10,858	$12,357
'19	$12,648	$13,882	$11,117	$12,359
'19	$12,799	$14,177	$10,965	$12,546
'19	$12,949	$14,538	$10,993	$12,724
'19	$12,861	$14,943	$11,010	$12,600
'19	$13,287	$15,391	$11,052	$13,032
'20	$13,262	$15,297	$11,284	$12,856
'20	$12,479	$14,004	$11,440	$11,948
'20	$10,927	$12,151	$11,239	$9,993
'20	$11,596	$13,478	$11,551	$10,666
'20	$11,912	$14,129	$11,586	$10,943
'20	$11,992	$14,503	$11,716	$11,066
'20	$12,412	$15,197	$11,985	$11,401
'20	$12,755	$16,212	$12,116	$11,669
'20	$12,501	$15,653	$12,071	$11,295
'20	$12,285	$15,173	$11,993	$11,089
'20	$13,403	$17,113	$12,127	$12,197
'20	$13,802	$17,838	$12,267	$12,553
'21	$13,584	$17,661	$12,307	$12,542
'21	$14,212	$18,113	$12,109	$12,920
'21	$14,622	$18,716	$12,086	$13,313
'21	$15,353	$19,587	$12,255	$14,022
'21	$15,942	$19,869	$12,404	$14,349
'21	$15,877	$20,166	$12,479	$14,405
'21	$16,149	$20,527	$12,811	$14,688
'21	$16,240	$21,038	$12,789	$14,753
'21	$15,903	$20,164	$12,697	$14,436
'21	$16,655	$21,306	$12,841	$15,051
'21	$16,046	$20,839	$12,956	$14,511
'21	$17,064	$21,730	$12,997	$15,354
'22	$16,604	$20,580	$12,734	$15,213
'22	$16,801	$20,060	$12,843	$15,342
'22	$17,787	$20,610	$12,604	$16,199
'22	$17,261	$18,898	$12,347	$15,757
'22	$17,314	$18,912	$12,224	$15,834
'22	$15,844	$17,274	$11,837	$14,389
'22	$16,749	$18,646	$12,353	$15,204
'22	$16,168	$17,866	$12,024	$14,715
'22	$14,424	$16,205	$11,228	$13,147
'22	$14,830	$17,369	$11,368	$13,697
'22	$15,857	$18,577	$11,576	$14,596
'22	$15,407	$17,788	$11,458	$14,199
'23	$16,133	$19,046	$11,667	$14,985
'23	$15,325	$18,589	$11,507	$14,316
'23	$15,352	$19,163	$11,840	$14,287
'23	$15,585	$19,499	$11,853	$14,454
'23	$14,694	$19,304	$11,711	$13,633
'23	$15,141	$20,472	$11,672	$14,097
'23	$15,595	$21,159	$11,686	$14,605
'23	$15,099	$20,654	$11,582	$14,144
'23	$14,562	$19,763	$11,368	$13,639
'23	$14,300	$19,190	$11,286	$13,310
'23	$15,223	$20,989	$11,592	$14,224
'23	$15,771	$22,019	$11,904	$14,799
'24	$15,350	$22,283	$11,925	$14,378
'24	$15,505	$23,228	$11,797	$14,286
'24	$16,107	$23,974	$11,894	$14,820
'24	$15,603	$23,084	$11,693	$14,457
'24	$16,163	$24,115	$11,894	$14,927
'24	$15,992	$24,605	$11,988	$14,734
'24	$16,612	$25,039	$12,201	$15,266
'24	$17,217	$25,701	$12,297	$15,769
'24	$17,640	$26,171	$12,482	$16,221
'24	$17,274	$25,652	$12,258	$15,707
'24	$17,696	$26,829	$12,317	$16,046
'24	$16,629	$26,130	$12,122	$15,248
'25	$16,860	$27,052	$12,279	$15,567
'25	$17,234	$26,858	$12,547	$15,863
'25	$17,464	$25,662	$12,627	$16,087
'25	$17,522	$25,890	$12,642	$16,099
'25	$17,695	$27,422	$12,568	$16,289
'25	$17,943	$28,606	$12,688	$16,531
'25	$17,664	$28,974	$12,704	$16,415
'25	$18,134	$29,730	$12,899	$16,935
'25	$18,428	$30,686	$12,955	$17,172
'25	$18,266	$31,300	$13,001	$17,012
'25	$18,795	$31,388	$13,025	$17,503
'25	$18,800	$31,642	$12,972	$17,461
'26	$19,874	$32,350	$13,012	$18,461
'26	$21,351	$32,587	$13,182	$19,706
'26	$20,635	$30,512	$13,006	$19,250

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	18.16%	7.13%	7.51%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 01, 2025
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.07% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.07% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099691
Shareholder Report [Line Items]
Fund Name		DWS RREEF Real Assets Fund
Class Name		Institutional Class
Trading Symbol		AAAZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.90%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 18.28% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'16	$1,010,588	$1,015,823	$1,003,463	$1,035,823
'16	$1,012,941	$1,021,528	$996,366	$1,025,834
'16	$1,057,256	$1,010,081	$1,017,077	$1,064,371
'16	$1,065,599	$1,052,755	$1,025,894	$1,083,875
'16	$1,047,720	$1,053,630	$1,021,292	$1,065,081
'16	$1,048,912	$1,059,227	$1,026,882	$1,080,042
'16	$1,014,346	$1,038,728	$1,022,774	$1,049,970
'16	$991,699	$1,053,664	$1,003,147	$1,033,463
'16	$1,005,785	$1,078,876	$1,002,162	$1,056,877
'17	$1,022,548	$1,104,915	$1,010,587	$1,070,712
'17	$1,042,904	$1,135,569	$1,015,347	$1,089,413
'17	$1,056,075	$1,147,665	$1,014,804	$1,089,260
'17	$1,064,456	$1,164,658	$1,020,807	$1,094,936
'17	$1,084,811	$1,189,296	$1,020,369	$1,103,837
'17	$1,079,031	$1,193,872	$1,010,695	$1,103,036
'17	$1,103,252	$1,222,444	$1,015,198	$1,133,766
'17	$1,114,151	$1,224,165	$1,026,000	$1,143,286
'17	$1,112,940	$1,251,640	$1,019,426	$1,141,774
'17	$1,122,629	$1,275,294	$1,021,607	$1,147,243
'17	$1,133,528	$1,302,926	$1,022,933	$1,163,387
'17	$1,156,381	$1,320,546	$1,032,298	$1,179,910
'18	$1,171,019	$1,390,271	$1,023,446	$1,191,593
'18	$1,111,248	$1,332,676	$1,013,500	$1,131,701
'18	$1,128,325	$1,303,628	$1,024,146	$1,140,835
'18	$1,150,282	$1,318,608	$1,023,558	$1,165,444
'18	$1,171,019	$1,326,871	$1,027,921	$1,176,569
'18	$1,174,825	$1,326,238	$1,032,045	$1,183,438
'18	$1,183,445	$1,367,661	$1,027,080	$1,190,462
'18	$1,183,445	$1,384,583	$1,034,478	$1,180,861
'18	$1,177,288	$1,392,293	$1,023,584	$1,177,381
'18	$1,130,492	$1,290,060	$1,008,913	$1,133,694
'18	$1,152,658	$1,304,715	$1,013,733	$1,144,812
'18	$1,097,856	$1,205,507	$1,019,273	$1,089,087
'19	$1,189,758	$1,299,302	$1,032,985	$1,181,255
'19	$1,204,661	$1,338,372	$1,032,850	$1,194,116
'19	$1,238,192	$1,355,951	$1,051,835	$1,221,632
'19	$1,239,434	$1,404,032	$1,055,332	$1,218,979
'19	$1,225,773	$1,323,018	$1,072,769	$1,198,792
'19	$1,266,730	$1,410,198	$1,081,967	$1,241,285
'19	$1,261,694	$1,417,183	$1,085,812	$1,235,682
'19	$1,271,767	$1,388,195	$1,111,653	$1,235,901
'19	$1,286,877	$1,417,737	$1,096,521	$1,254,612
'19	$1,300,728	$1,453,815	$1,099,325	$1,272,363
'19	$1,293,173	$1,494,304	$1,101,001	$1,260,028
'19	$1,337,124	$1,539,071	$1,105,175	$1,303,199
'20	$1,333,319	$1,529,703	$1,128,380	$1,285,636
'20	$1,255,933	$1,400,404	$1,143,997	$1,194,838
'20	$1,099,893	$1,215,071	$1,123,884	$999,346
'20	$1,167,129	$1,347,811	$1,155,146	$1,066,577
'20	$1,198,845	$1,412,921	$1,158,617	$1,094,312
'20	$1,206,084	$1,450,294	$1,171,550	$1,106,585
'20	$1,249,523	$1,519,678	$1,198,469	$1,140,079
'20	$1,282,742	$1,621,214	$1,211,562	$1,166,864
'20	$1,258,467	$1,565,284	$1,207,094	$1,129,488
'20	$1,236,747	$1,517,269	$1,199,298	$1,108,877
'20	$1,349,178	$1,711,269	$1,212,746	$1,219,729
'20	$1,389,335	$1,783,821	$1,226,659	$1,255,338
'21	$1,368,695	$1,766,092	$1,230,715	$1,254,222
'21	$1,431,905	$1,811,347	$1,210,889	$1,292,019
'21	$1,473,186	$1,871,614	$1,208,599	$1,331,251
'21	$1,546,716	$1,958,719	$1,225,513	$1,402,201
'21	$1,607,346	$1,986,935	$1,240,356	$1,434,901
'21	$1,600,048	$2,016,550	$1,247,869	$1,440,462
'21	$1,627,477	$2,052,672	$1,281,125	$1,468,786
'21	$1,636,620	$2,103,760	$1,278,872	$1,475,332
'21	$1,602,660	$2,016,411	$1,269,729	$1,443,551
'21	$1,679,723	$2,130,622	$1,284,137	$1,505,078
'21	$1,618,334	$2,083,934	$1,295,621	$1,451,052
'21	$1,720,550	$2,173,002	$1,299,721	$1,535,372
'22	$1,674,157	$2,058,026	$1,273,434	$1,521,290
'22	$1,694,040	$2,005,976	$1,284,310	$1,534,189
'22	$1,794,781	$2,061,027	$1,260,431	$1,619,892
'22	$1,741,759	$1,889,811	$1,234,670	$1,575,652
'22	$1,748,387	$1,891,242	$1,222,421	$1,583,415
'22	$1,599,549	$1,727,419	$1,183,738	$1,438,877
'22	$1,690,912	$1,864,570	$1,235,271	$1,520,448
'22	$1,633,640	$1,786,616	$1,202,420	$1,471,452
'22	$1,457,730	$1,620,532	$1,122,844	$1,314,719
'22	$1,498,639	$1,736,907	$1,136,794	$1,369,694
'22	$1,602,276	$1,857,675	$1,157,555	$1,459,629
'22	$1,556,161	$1,778,785	$1,145,759	$1,419,859
'23	$1,630,924	$1,904,645	$1,166,749	$1,498,525
'23	$1,549,239	$1,858,860	$1,150,749	$1,431,553
'23	$1,552,008	$1,916,298	$1,184,011	$1,428,652
'23	$1,575,544	$1,949,890	$1,185,309	$1,445,367
'23	$1,485,553	$1,930,423	$1,171,130	$1,363,300
'23	$1,531,318	$2,047,171	$1,167,185	$1,409,737
'23	$1,577,257	$2,115,941	$1,168,649	$1,460,457
'23	$1,527,141	$2,065,400	$1,158,212	$1,414,437
'23	$1,474,241	$1,976,302	$1,136,834	$1,363,931
'23	$1,446,399	$1,918,958	$1,128,609	$1,331,011
'23	$1,539,670	$2,098,864	$1,159,185	$1,422,372
'23	$1,597,073	$2,201,906	$1,190,390	$1,479,940
'24	$1,554,522	$2,228,330	$1,192,503	$1,437,847
'24	$1,568,706	$2,322,806	$1,179,690	$1,428,642
'24	$1,631,114	$2,397,449	$1,189,398	$1,481,994
'24	$1,580,053	$2,308,396	$1,169,342	$1,445,708
'24	$1,636,787	$2,411,470	$1,189,429	$1,492,668
'24	$1,618,636	$2,460,538	$1,198,764	$1,473,381
'24	$1,682,811	$2,503,899	$1,220,144	$1,526,564
'24	$1,744,134	$2,570,078	$1,229,716	$1,576,925
'24	$1,788,343	$2,617,146	$1,248,176	$1,622,115
'24	$1,749,838	$2,565,230	$1,225,784	$1,570,737
'24	$1,792,621	$2,682,940	$1,231,724	$1,604,564
'24	$1,685,799	$2,613,021	$1,212,247	$1,524,840
'25	$1,709,152	$2,705,231	$1,227,924	$1,556,670
'25	$1,747,100	$2,685,761	$1,254,697	$1,586,333
'25	$1,770,453	$2,566,189	$1,262,741	$1,608,714
'25	$1,777,751	$2,588,995	$1,264,242	$1,609,896
'25	$1,795,266	$2,742,242	$1,256,813	$1,628,859
'25	$1,821,013	$2,860,578	$1,268,809	$1,653,078
'25	$1,792,653	$2,897,401	$1,270,359	$1,641,497
'25	$1,840,417	$2,972,981	$1,289,899	$1,693,540
'25	$1,868,777	$3,068,550	$1,295,495	$1,717,242
'25	$1,853,851	$3,129,999	$1,300,089	$1,701,214
'25	$1,907,586	$3,138,840	$1,302,486	$1,750,343
'25	$1,906,951	$3,164,213	$1,297,225	$1,746,127
'26	$2,016,529	$3,235,025	$1,301,242	$1,846,125
'26	$2,167,197	$3,258,722	$1,318,246	$1,970,575
'26	$2,094,146	$3,051,158	$1,300,620	$1,924,980

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	18.28%	7.29%	7.67%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 4,772,397,180
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 33,711,505
InvestmentCompanyPortfolioTurnover		94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Change [Text Block]